PRIMECAP Odyssey Aggressive Growth Fund (Prospectus Summary) | PRIMECAP Odyssey Aggressive Growth Fund
PRIMECAP Odyssey Aggressive Growth Fund
Investment Objective
The PRIMECAP Odyssey Aggressive Growth Fund seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	PRIMECAP Odyssey Aggressive Growth Fund
Maximum sales charge on purchases or reinvested dividends	none
Redemption or exchange fees (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PRIMECAP Odyssey Aggressive Growth Fund
Management fees		0.55%
Other expenses	[1]	0.14%
Total annual fund operating expenses		0.69%
[1]	Acquired Fund Fees and Expenses are not included in the Financial Highlights section of this prospectus which reflects only the operating expenses of the PRIMECAP Odyssey Aggressive Growth Fund.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PRIMECAP Odyssey Aggressive Growth Fund	70	221	384	859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.32% of the average value of its portfolio.
Primary Investment Strategies
The Fund invests mainly in stocks of U.S. companies, emphasizing those companies with prospects for rapid earnings growth. These stocks typically provide little current income. The Fund's portfolio consists predominantly of U.S. small- and mid-cap securities but may also include securities of foreign companies. Through its research and its evaluation of the relationship between growth prospects and valuation, PRIMECAP Management Company (the "Advisor") identifies stocks that it believes over a three- to five-year time frame will outperform the S&P 500®
Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Advisor may sell a stock if its market price appears to have risen above its fundamental value, if other securities appear to be more favorably priced, or if the reasons for which the stock was purchased no longer hold true.
Primary Risks
You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

  ·  Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

  ·  Investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market.
     Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small- and mid-cap companies may have less access to resources than larger cap companies, and their stocks may be less liquid. Additionally, from time to time, growth stocks may be more volatile than the overall stock market.

  ·  Manager risk, which is the chance that, as a result of poor security selection by the Advisor, the Fund may underperform relative benchmarks or other funds with similar investment objectives.

  ·  Foreign securities risk, which is the chance that the value of foreign securities will be adversely affected by the political and economic environments and other overall economic conditions in the countries where the
     Fund invests. Investing in foreign securities involves: country risk, which is the chance that domestic events-such as political upheaval, financial troubles, or natural disasters-will weaken a country's securities markets;
     and currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
Fund Performance
The following performance information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance over time. The bar chart illustrates the Fund's total return for the calendar years shown below.
The table illustrates the Fund's average annual return over time compared with a domestic broad-based securities market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses, or taxes. For additional information on the index, please see "Index Description." Updated performance is available on the Fund's website at www.odysseyfunds.com.
The bar chart illustrates the Fund's total return for the calendar years shown below.
Calendar Year Total Return

During the period shown in the bar chart, the Fund's highest quarterly return was +23.74% for the quarter ended September 30, 2009, and the lowest quarterly return was -18.85% for the quarter ended December 31, 2008.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PRIMECAP Odyssey Aggressive Growth Fund	Return Before Taxes	(0.45%)	3.51%	7.93%	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	(0.93%)	3.29%	7.72%	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.08%)	2.96%	6.89%	Nov. 01, 2004
PRIMECAP Odyssey Aggressive Growth Fund S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	3.62%	Nov. 01, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts ("IRAs").